SEGMENTED INFORMATION - Asset Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Assets	$ 463,134	$ 441,284
UNITED STATES
Disclosure of products and services [line items]
Assets	212,278	206,714
Canada
Disclosure of products and services [line items]
Assets	51,312	50,894
United Kingdom
Disclosure of products and services [line items]
Assets	35,083	31,940
Australia
Disclosure of products and services [line items]
Assets	26,781	27,068
Brazil
Disclosure of products and services [line items]
Assets	28,440	25,500
INDIA
Disclosure of products and services [line items]
Assets	21,357	19,521
GERMANY
Disclosure of products and services [line items]
Assets	15,241	12,262
Colombia
Disclosure of products and services [line items]
Assets	12,050	10,567
Other Europe
Disclosure of products and services [line items]
Assets	33,126	31,713
Other Asia
Disclosure of products and services [line items]
Assets	15,240	14,655
Other
Disclosure of products and services [line items]
Assets	$ 12,226	$ 10,450